Label	Element	Value
EUROPACIFIC GROWTH FUND®
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EUROPACIFIC GROWTH FUND®
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 29 of the prospectus and on page 67 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI EAFE® (Europe, Australasia, Far East) Index reflects the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE® (Europe, Australasia, Far East) Index reflects the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 22.30% (quarter ended June 30, 2009)

Lowest -20.89% (quarter ended September 30, 2011)

The fund's total return for the three months ended March 31, 2018, was 0.94%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.89%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
EUROPACIFIC GROWTH FUND® | MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 1984
EUROPACIFIC GROWTH FUND® | MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 1984
EUROPACIFIC GROWTH FUND® | Lipper International Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 1984
EUROPACIFIC GROWTH FUND® | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,530
Annual Return 2008	rr_AnnualReturn2008	(40.53%)
Annual Return 2009	rr_AnnualReturn2009	39.10%
Annual Return 2010	rr_AnnualReturn2010	9.40%
Annual Return 2011	rr_AnnualReturn2011	(13.58%)
Annual Return 2012	rr_AnnualReturn2012	19.21%
Annual Return 2013	rr_AnnualReturn2013	20.15%
Annual Return 2014	rr_AnnualReturn2014	(2.64%)
Annual Return 2015	rr_AnnualReturn2015	(0.83%)
Annual Return 2016	rr_AnnualReturn2016	0.66%
Annual Return 2017	rr_AnnualReturn2017	30.73%
Label	rr_AverageAnnualReturnLabel	A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 1984
EUROPACIFIC GROWTH FUND® | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%
EUROPACIFIC GROWTH FUND® | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.45%
EUROPACIFIC GROWTH FUND® | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 660
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,597
Label	rr_AverageAnnualReturnLabel	529-A Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2002
EUROPACIFIC GROWTH FUND® | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	505
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	871
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,900
Label	rr_AverageAnnualReturnLabel	C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2001
EUROPACIFIC GROWTH FUND® | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,955
Label	rr_AverageAnnualReturnLabel	529-C Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 15, 2002
EUROPACIFIC GROWTH FUND® | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Label	rr_AverageAnnualReturnLabel	529-E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2002
EUROPACIFIC GROWTH FUND® | Class 529-T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,319
EUROPACIFIC GROWTH FUND® | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 335
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,273
EUROPACIFIC GROWTH FUND® | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	F-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2001
EUROPACIFIC GROWTH FUND® | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
Label	rr_AverageAnnualReturnLabel	529-F-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2002
EUROPACIFIC GROWTH FUND® | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Label	rr_AverageAnnualReturnLabel	F-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
EUROPACIFIC GROWTH FUND® | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
EUROPACIFIC GROWTH FUND® | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,889
Label	rr_AverageAnnualReturnLabel	R-1 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2002
EUROPACIFIC GROWTH FUND® | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.74%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,867
Label	rr_AverageAnnualReturnLabel	R-2 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2002
EUROPACIFIC GROWTH FUND® | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Label	rr_AverageAnnualReturnLabel	R-3 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
EUROPACIFIC GROWTH FUND® | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Label	rr_AverageAnnualReturnLabel	R-4 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2002
EUROPACIFIC GROWTH FUND® | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Label	rr_AverageAnnualReturnLabel	R-5 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
EUROPACIFIC GROWTH FUND® | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Label	rr_AverageAnnualReturnLabel	R-6 Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
EUROPACIFIC GROWTH FUND® | Class R-2E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,545
Label	rr_AverageAnnualReturnLabel	R-2E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2014
EUROPACIFIC GROWTH FUND® | Class R-5E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Label	rr_AverageAnnualReturnLabel	R-5E Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2015

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Restated to reflect current fees.
[3]	Based on estimated amounts for the current fiscal year.